Finance Receivables by Credit Quality Indicator (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 4,746,097	¥ 4,009,801
Total
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,314,102	3,708,479
Total | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,305,194	3,700,880
Total | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	8,908	7,599
Retail
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,865,430	3,328,140
Retail | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,858,327	3,321,605
Retail | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	7,103	6,535
New auto
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,264,600	2,766,604
New auto | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,260,188	2,762,413
New auto | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,412	4,191
Used and certified auto
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	440,166	419,522
Used and certified auto | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	439,247	418,615
Used and certified auto | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	919	907
Others
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	160,664	142,014
Others | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	158,892	140,577
Others | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,772	1,437
Direct financing lease
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	448,672	380,339
Direct financing lease | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	446,867	379,275
Direct financing lease | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,805	1,064
Wholesale
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	431,995	301,322
Wholesale | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	260,401	168,779
Wholesale | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	171,594	132,543
Wholesale flooring
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	389,562	265,644
Wholesale flooring | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	236,203	150,473
Wholesale flooring | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	153,359	115,171
Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	42,433	35,678
Commercial loans | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	24,198	18,306
Commercial loans | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 18,235	¥ 17,372